Consolidated Income Statements - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES
Service revenues	₱ 151,165	₱ 157,210	₱ 162,930
Non-service revenues (Note 5)	8,761	8,052	8,173
Revenues	159,926	165,262	171,103
EXPENSES
Selling, general and administrative expenses (Note 5)	68,990	67,196	70,289
Depreciation and amortization (Note 9)	51,915	34,455	31,519
Cost of sales and services (Note 5)	13,633	18,293	17,453
Asset impairment (Note 5)	8,258	11,042	9,690
Interconnection costs	7,619	9,573	10,317
Expenses	150,415	140,559	139,268
Profit loss from operating activities	9,511	24,703	31,835
OTHER INCOME (EXPENSES) (Note 5)	5,058	(2,632)	(5,197)
INCOME BEFORE INCOME TAX	14,569	22,071	26,638
PROVISION FOR INCOME TAX (Note 7)	1,103	1,909	4,563
NET INCOME	13,466	20,162	22,075
ATTRIBUTABLE TO:
Equity holders of PLDT (Note 8)	13,371	20,006	22,065
Noncontrolling interests	95	156	10
NET INCOME	₱ 13,466	₱ 20,162	₱ 22,075
Earnings Per Share Attributable to Common Equity Holders of PLDT (Note 8)
Basic	₱ 61.61	₱ 92.33	₱ 101.85
Diluted	₱ 61.61	₱ 92.33	₱ 101.85